OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 8:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2018	2017

Accrued expenses and other	$7,068	$5,939
Subcontractors accrual	1,160	1,692
Accrued taxes	3,863	6,523
Contingent consideration related to the acquisition	-	1,550

	$12,091	$15,704